STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)			9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 08, 2020	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Preferred stock, shares authorized	16,666,667		16,666,667		16,666,667
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Reverse stock split		1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized	316,666,667		316,666,667		316,666,667
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issues	133,470,019		153,539,596	127,316,746	133,470,019	114,320,910
Common stock, shares outstanding	133,470,019		153,539,596	127,316,746	133,470,019	114,320,910
Number of shares issued				3,228,000	9,001,460	4,393,333
Number of shares issued, value | $					$ 11,251,829	$ 3,516,500
Payment in kind interest stock issuance (in shares)					14,475
Payment in kind interest stock issuance | $			$ (177,000)	$ 41,979	$ 41,977
Number of shares issued in satisfaction				497,429	497,429	93,333
Number of shares issued in satisfaction , value | $				$ 485,144	$ 485,144	$ 47,168
Offering costs | $				$ 80,134	0	80,134
Number of shares issued for the purchase of certain intangible assets				1,369,863
Number of shares issued for the purchase of certain intangible assets, value | $				$ 2,671,233
Shares issued for debt settlement (in shares)				97,891
Shares issued for debt settlement | $				$ 194,803	194,803
Warrants issued for consultant services | $			$ 254,014		$ 492,000	$ 483,967
Exercise price of warrants | $ / shares	$ 1.63		$ 1.68		$ 1.63	$ 0.73	$ 0.68
Shares issued for license content asset | $				$ 2,065,996
Number of shares issued for services				79,051	95,718	4,000,000
Number of shares issued for services, value | $				$ 200,000	$ 236,834	$ 1,500,000
Accrued interest | $	$ 941,440				941,440	537,884
Deemed dividend. | $						3,800,000
Number of shares issued, value | $				$ 4,034,935
Value of loan conversion | $					$ 376,356
Shares to be issued for loan conversion					1,003,618
Proceeds from issuing common stock payable and subscribed | $					$ 350,000	35,000
Inducement Expense | $						$ 3,793,406
Number of shares issued					320,000
Common Stock
Conversion of series convertible stock to common stock (in shares)			20,000,000	3,066,700
Number of shares issued, value | $					$ 11,251,825
Payment in kind interest stock issuance (in shares)			69,455	14,475
Payment in kind interest stock issuance | $			$ (7)	$ 3
Shares issued for debt settlement (in shares)				97,891
Shares issued for debt settlement | $				$ 10
Shares issued for license content asset (in shares)				1,180,880
Shares issued for license content asset | $				$ 118
Value of loan conversion | $				$ 376,356
Shares to be issued for loan conversion				1,003,618	363,176
Conversion of shares			20,000,000
Content library
Asset impairment charges | $					$ 2,260,799
License content asset
Shares issued for license content asset (in shares)				1,180,880
Shares issued for license content asset | $				$ 2,065,996
Number of shares issued for services					1,278,771
Number of shares issued for services, value | $					$ 2,260,799
Asset impairment charges | $					$ 2,260,799
EON Media Group
Number of shares issued				2,457,898	2,457,898
Number of shares issued, value | $				$ 6,553,235	$ 6,553,235
Ownership percentage	100.00%			100.00%	100.00%
Interlink Plus, Inc. [Member]
Number of shares issued						5,168,931
Debt to a related party | $						$ 180,000
Legal expenses | $						80,134
Accrued interest | $						$ 3,842
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private placement
Number of shares issued	5,773,460
Exercise price of warrants | $ / shares	$ 2.75				$ 2.75
Number of aggregate warrants	6,573,460				6,573,460
Number of shares issued	320,000
Shares issued to related party, value | $	$ 295,181
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private placement | Common Stock
Number of shares issued	5,253,460
Number of shares issued, value | $	$ 4,663,116
Board member
Number of shares issued			55,329
Number of shares issued, value | $			$ 141,000
Preferred Stock Class A
Preferred stock, shares authorized	3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares issues	0		0	30,667	0	30,667
Preferred stock, shares outstanding	0		0	30,667	0	30,667
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 0.15				$ 0.15	$ 0.15
Preferred stock, number of votes per share | Vote	100				100
Conversion of series convertible stock to common stock (in shares)					3,066,700
Conversion of shares				3,066,700
Preferred Stock Class A | Interlink Plus, Inc. [Member]
Number of shares issued						30,667
Preferred Stock Class B
Preferred stock, shares authorized	3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issues	200,000		0	200,000	200,000	200,000
Preferred stock, shares outstanding	200,000		0	200,000	200,000	200,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1.50		$ 1.50		$ 1.50	$ 1.50
Preferred stock, number of votes per share	100		100		100
Preferred stock, convertible, conversion ratio			100
Conversion of shares			200,000
Preferred Stock Class B | Stock Issued For Cash [Member]
Number of shares issued						100,000
Number of shares issued, value | $						$ 4,800,000
Debt instrument, forgiveness | $						1,006,594
Inducement Expense | $						$ 3,793,406
Preferred Stock Class B | Stock Issued For Loan Forgiveness [Member]
Number of shares issued						100,000
Number of shares issued, value | $						$ 4,800,000
Proceeds from issuance of convertible preferred stock | $						1,000,000
Deemed dividend. | $						$ 3,800,000